Leases - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Leases
Operating Lease, Cost	¥ 177,976	$ 27,276	¥ 94,929
Short-term Lease, Cost	¥ 31,394	$ 4,811	¥ 34,255
Weighted average remaining lease terms of the right-of-use assets	3 years 4 months 20 days	3 years 4 months 20 days	4 years 4 months 13 days
Weighted average incremental borrowing rate	4.90%	4.90%	5.36%